Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Value ETF	Nov. 29, 2024
Fidelity Blue Chip Value ETF | Return Before Taxes
Average Annual Return:
Past 1 year	5.53%
Since Inception	13.45%	[1]
Fidelity Blue Chip Value ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.09%
Since Inception	12.82%	[1]
Fidelity Blue Chip Value ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.56%
Since Inception	10.51%	[1]
RS005
Average Annual Return:
Past 1 year	11.46%
Since Inception	13.00%
RS001
Average Annual Return:
Past 1 year	26.53%
Since Inception	14.51%

[1]	A From June 2, 2020 .